Other Operating Income (Expense), Net (Details) - Schedule of other operating income (expense) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Operating Income Expense Abstract
Rentals to third parties	S/ 1,694	S/ 2,328	S/ 649
Income from land rental and office lease, note 27	1,508	1,639	1,859
Net gain (loss) on disposal of property, plant and equipment and intangible	591	1,775	2,591
Recovery of expenses	204	491	1,166
Income from management and administrative services provided to related parties, note 27	198	305	834
Expenses to counteract the COVID-19 effect, note 1.1			(2,642)
Other, net	(8,094)	(130)	(111)
Total other operating income (expense), net	S/ (3,899)	S/ 6,408	S/ 4,346